Label	Element	Value
PNC MULTI-FACTOR SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 124 and in the “Additional Purchase and Redemption Information” section of the Fund’s Statement of Additional Information on page 65.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C, Class I, or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement, and the contractual limitation on Distribution (12b-1) Fees for Class A Shares, are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of small-cap companies. Stocks include, for example, common stocks, preferred stocks, and American Depositary Receipts. The Fund defines a small-cap company as one whose market capitalization at the time of purchase falls approximately (i) within the market capitalization range of companies in the Russell 2000® Growth Index or (ii) below the average, for the past three years, of the highest-market capitalization company within the Russell 2000® Growth Index as of December 31. Using an analytical process together with fundamental research methods, the Adviser assesses the performance potential of companies and buys stocks of those companies that it believes offer the best prospects for superior performance.

The Adviser employs a systematic multi-factor process to identify companies that it believes have the potential to produce investment returns in excess of market expectations. The Adviser evaluates issuers and selects investments based on a variety of quantitative measures, referred to as “factors.” The Fund’s multi-factor quantitative process uses quality factors, such as a company’s stability of earnings; momentum factors, such as movements in both price and earnings and earnings surprises; and value factors, such as price-to-earnings, price-to-book, and price-to-cash flow ratios.

Consistent with its multi-factor orientation, the Adviser’s stock selection process for the Fund is expected to result in investments in companies with growth characteristics. The Fund’s investment weighting in any one sector will change over time based on how the multi-factor process assesses each sector’s relative attractiveness. The Fund does not apply any sector-based limits on its portfolio and the Adviser’s process may result in the Fund being invested significantly in one or more sectors.

The Adviser assesses a company’s prospects for growth by reviewing and analyzing small-cap companies individually. The Fund may also invest in foreign stocks traded in the United States in keeping with the Fund’s objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small-cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Adviser may actively trade the Fund’s portfolio securities based on its multi-factor process in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which may generate short-term gains for its shareholders, which are taxed at a higher rate than long-term gains. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions. Investment models, such as quantitative and algorithmic models, may prove to be unsuccessful and may not perform as expected for a variety of reasons. For example, human judgment plays a role in building, utilizing, testing, and modifying the financial algorithms and formulas used in these models. In addition, the data, which is typically supplied by third parties, can be imprecise or become stale due to new events or changing circumstances. The success of models or factor-driven processes that are predictive in nature is dependent largely upon the accuracy, predictive value and reliability of the supplied data, including historical data. Certain low probability events or factors that are assigned little weight may occur or prove to be more likely or more relevant than expected, for short or extended periods of time. Market performance can be affected by non-quantitative factors (for example, investor fear or over-reaction or other emotional considerations) that are not easily integrated into quantitative analysis. Investment models also involve the risk that construction and implementation (including, for example, data problems, and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have adversely impacted the Fund. Investment models may use simplifying assumptions that can limit their effectiveness.

Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Issuer Risk. The value of the Fund’s investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.

Management and Operational Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s net asset value (“NAV”) or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. Markets may, in response to governmental actions or intervention, political, economic, or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Portfolio Turnover Risk. It is anticipated that the Equity Funds that use quantitative strategies will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions, and lower after-tax performance.

Small Company Risk. Small-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to dispose of small-capitalization company stocks, which can reduce their values or the prices at which they may be sold to the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class A, Class C, and Class I Shares for the periods shown compare with those of one or more broad measures of market performance. Because Class R6 of the Fund commenced operations on June 11, 2018, total return information is not yet available for a full calendar year and no performance information for Class R6 Shares is provided below. Financial information for Class R6 Shares of the Fund from June 11, 2018 through May 31, 2019 is available in the Financial Highlights section of this prospectus. Annual returns for Class R6 Shares would differ from those shown for Class I Shares only to the extent that Class R6 Shares and Class I Shares have different expenses. The bar chart shows changes in the performance of the Fund’s Class I Shares and does not reflect the deduction of any sales charges applicable to Class A or Class C Shares. If sales charges applicable to Class A or Class C Shares had been reflected, the returns would be less than those shown below. The performance of Class A and Class C Shares will also differ from that of Class I Shares due to differences in expenses. The returns in the “Average Annual Total Returns” table reflect the deduction of any applicable sales charges. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/performance/all/class_i/default.fs or by calling 1-800-622-FUND (3863).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class A, Class C, and Class I Shares for the periods shown compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/performance/all/class_i/default.fs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows changes in the performance of the Fund’s Class I Shares and does not reflect the deduction of any sales charges applicable to Class A or Class C Shares. If sales charges applicable to Class A or Class C Shares had been reflected, the returns would be less than those shown below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	18.45%	(12/31/10)
Worst Quarter	-21.33%	(12/31/18)
		The Fund’s year-to-date total return for Class I Shares through June 30, 2019 was 16.86%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.33%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the “Average Annual Total Returns” table reflect the deduction of any applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only. After-tax returns for Class A, Class C, and Class R6 Shares will differ.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distribution and sale of Fund Shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2018)
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.52%
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of PNC Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	959
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,200
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.39%
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.78%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months of the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,815
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	723
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,284
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,815
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.41%
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,200
Annual Return 2009	rr_AnnualReturn2009	16.26%
Annual Return 2010	rr_AnnualReturn2010	30.64%
Annual Return 2011	rr_AnnualReturn2011	1.78%
Annual Return 2012	rr_AnnualReturn2012	14.27%
Annual Return 2013	rr_AnnualReturn2013	47.38%
Annual Return 2014	rr_AnnualReturn2014	5.76%
Annual Return 2015	rr_AnnualReturn2015	5.71%
Annual Return 2016	rr_AnnualReturn2016	10.12%
Annual Return 2017	rr_AnnualReturn2017	15.10%
Annual Return 2018	rr_AnnualReturn2018	(5.34%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.32%
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.58%)	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.53%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.48%	[6]
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.93%)	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.58%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.13%	[6]
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,579
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R6 of the Fund commenced operations on June 11, 2018, total return information is not yet available for a full calendar year and no performance information for Class R6 Shares is provided below.

[1]	A sales charge is not charged on purchases of Class A Shares in the amount of $1,000,000 or more.
[2]	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
[3]	The Fund may reimburse expenses incurred by PNC Funds Distributor, LLC (the "Underwriter") up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees (the "Board") has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 28, 2020, at which time the Board will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time.
[4]	PNC Capital Advisors, LLC (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.10%, 1.85%, 0.85%, and 0.84% for Class A, Class C, Class I, and Class R6 Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, and dividend expenses related to short sales. This expense limitation continues through September 28, 2020, at which time the Adviser will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived, or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage expense limitation that was in effect (i) at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund or (ii) at the time of the reimbursement by the Fund. Any recoupment of fees waived or expenses reimbursed would be subject to the terms of any expense limitation agreement in place at the time of the recoupment.
[5]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months of the date of purchase.
[6]	After-tax returns are shown for Class I Shares only. After-tax returns for Class A, Class C, and Class R6 Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distribution and sale of Fund Shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.